Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	¥ 1,995,087	¥ 5,655,676	¥ 8,501,499
Interest paid to related parties	(213)	(2,126)	(1,326)
Interest paid	(71,156)	(61,304)	(34,339)
Income tax paid	(243,870)	(534,467)	(1,806,400)
Net cash generated from operating activities	1,679,848	5,057,779	6,659,434
Cash flows from investing activities
Dividends received from joint ventures and associates	561,755	594,868	811,473
Interest received from related parties	2,088	1,295	610
Interest received from banks excluded structured deposits	275,626	445,105	393,671
Interest received from structured deposits	132,690	86,848	23,149
Net proceeds/(losses) from settlement of derivative financial instrument	(912)	(15,316)	16,540
Net proceeds from disposal of property, plant and equipment	59,642	67,503	210,122
Proceeds from disposal of a subsidiary	0	0	9,600
Cash held by the subsidiary before acquisition	54	0	0
Cash received from entrusted lending	0	0	12,000
Cash received from structured deposits	10,900,000	3,200,000	0
Cash received from time deposits within one year	500,000	4,100,000	4,000,000
Cash payment for time deposits above one year	(3,500,000)	(3,500,000)	0
Cash payment for time deposits within one year	(3,000,000)	(4,100,000)	(3,500,000)
Cash payment for structured deposits	(7,600,000)	(3,800,000)	(2,700,000)
Cash payment for acquisition of an associate	(27,603)	(248,184)	0
Cash payment for acquisition of a subsidiary	(340,369)	0	0
Cash payment for equity instruments	0	(5,000)	0
Payments for sale of financial assets at fair value through other comprehensive income	(9,513)	(19,513)	0
Cash held by the subsidiary before disposal	0	(404)	(18,529)
Purchases of property, plant and equipment and other long-term assets from related parties	(178,324)	(83,447)	(143,554)
Purchases of property, plant and equipment and other long-term assets from third parties	(1,662,662)	(1,346,964)	(1,043,451)
Net cash used in investing activities	(3,887,528)	(4,623,209)	(1,928,369)
Cash flows from financing activities
Proceeds from borrowings from related parties	0	0	50,000
Proceeds from borrowings from banks	3,458,100	4,755,100	2,486,759
Proceeds from short-term bonds	2,998,469	0	0
Proceeds from exercising share option scheme	0	0	37,102
Repayments of borrowings to related parties	0	0	(50,000)
Repayments of borrowings to banks	(3,460,556)	(3,695,208)	(2,596,157)
Cash payment of acquisition of non-controlling interests	0	0	(152,800)
Dividends paid to the Company's shareholders	(1,293,736)	(2,704,864)	(3,275,656)
Dividends paid by subsidiaries to non-controlling interests	(4,901)	(3,266)	(6,457)
Principal elements of lease payments	(15,586)	(89,124)	0
Net cash (used in)/generated from financing activities	1,681,790	(1,737,362)	(3,507,209)
Net increase/(decrease) in cash and cash equivalents	(525,890)	(1,302,792)	1,223,856
Cash and cash equivalents at beginning of the year	7,449,699	8,741,893	7,504,266
Exchange gains/(losses) on cash and cash equivalents	(7,401)	10,598	13,771
Cash and cash equivalents at end of the year	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893